GUIDESTONE FUNDS
Supplement dated August 7, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PORTFOLIO MANAGER UPDATES FOR COMPLETION PORTFOLIO PROGRAM SUB-ADVISER
Effective July 1, 2024, Xiaozhen Li, Ph.D., Director, Private Client Group, Jennifer Mihara, Managing Director, Centralized Portfolio Management, and Gordon Wotherspoon, Managing Director, Advisor Channel Portfolio Management, of Parametric Portfolio Associates LLC (“Parametric”) began serving as portfolio managers to the completion portfolio program of certain Funds, as applicable.
Effective on or about December 31, 2024, Thomas Seto, Head of Investment Management at Parametric, will no longer serve as a portfolio manager to the completion portfolio program of certain Funds, as applicable. Upon retirement, all references to Mr. Seto will be deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers" for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, on pages 11, 19, 27, 35, 43, 50, 57, 63 and 69, respectively, the disclosures for Parametric are deleted in their entirety and replaced with the following:

Parametric Portfolio Associates LLC
Richard Fong, CFA Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Centralized Portfolio Management	Since July 2024
Zach Olsen, CFA Portfolio Manager	Since May 2022
James Reber Managing Director, Portfolio Management	Since May 2022
Thomas Seto(1) Head of Investment Management	Since November 2020

(1)
Effective on or about December 31, 2024, Thomas Seto will retire and will no longer serve as a portfolio manager to the Fund.
In the section “Sub-Advisers and Portfolio Managers” for the Strategic Alternatives Fund (“SAF”) and for the Defensive Market Strategies® Fund ("DMSF"), on pages 102 and 117, respectively, the disclosures for Parametric are deleted in their entirety and replaced with the following:
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Parametric Portfolio Associates LLC
Richard Fong, CFA Senior Portfolio Manager	Since November 2020
Jennifer Mihara Managing Director, Centralized Portfolio Management	Since July 2024
Zach Olsen, CFA Portfolio Manager	Since May 2022
James Reber Managing Director, Portfolio Management	Since May 2022
Thomas Seto(1) Head of Investment Management	Since November 2020

(1)
Effective on or about December 31, 2024, Thomas Seto will retire and will no longer serve as a portfolio manager to the Fund.
In the section “Sub-Advisers and Portfolio Managers” for the Impact Equity Fund (“MEF”), on page 123, the disclosure for Parametric is deleted in its entirety and replaced with the following:

Parametric Portfolio Associates LLC
Xiaozhen Li, Ph.D. Director, Private Client Direct Group	Since July 2024
James Reber Managing Director, Portfolio Management	Since January 2023
Thomas Seto(1) Head of Investment Management	Since January 2023
Gordon Wotherspoon Managing Director, Advisor Channel Portfolio Management	Since July 2024

(1)
Effective on or about December 31, 2024, Thomas Seto will retire and will no longer serve as a portfolio manager to the Fund.
In the section “Sub-Advisers and Portfolio Managers” for the Value Equity Fund (“VEF”), Growth Equity Fund (“GEF”) and Small Cap Equity Fund (“SCEF”), on pages 144, 155 and 160, respectively, the disclosures for Parametric are deleted in their entirety and replaced with the following:

Parametric Portfolio Associates LLC
Jennifer Mihara Managing Director, Centralized Portfolio Management	Since July 2024
James Reber Managing Director, Portfolio Management	Since May 2022
Thomas Seto(1) Head of Investment Management	Since December 2019

(1)
Effective on or about December 31, 2024, Thomas Seto will retire and will no longer serve as a portfolio manager to the Fund.
In the section “Sub-Advisers and Portfolio Managers” for the International Equity Fund ("IEF"), on page 172, the disclosure for Parametric is deleted in its entirety and replaced with the following:

Parametric Portfolio Associates LLC
Xiaozhen Li, Ph.D. Director, Private Client Direct Group	Since July 2024
James Reber Managing Director, Portfolio Management	Since May 2022
Thomas Seto(1) Head of Investment Management	Since December 2019
Gordon Wotherspoon Managing Director, Advisor Channel Portfolio Management	Since July 2024

(1)
Effective on or about December 31, 2024, Thomas Seto will retire and will no longer serve as a portfolio manager to the Fund.
In the section “Sub-Advisers and Portfolio Managers” for the Emerging Markets Equity Fund ("EMEF"), on page 180, the disclosure for Parametric is deleted in its entirety and replaced with the following:

Parametric Portfolio Associates LLC
Jennifer Mihara Managing Director, Centralized Portfolio Management	Since July 2024
James Reber Managing Director, Portfolio Management	Since May 2022
Thomas Seto(1) Head of Investment Management	Since November 2020

(1)
Effective on or about December 31, 2024, Thomas Seto will retire and will no longer serve as a portfolio manager to the Fund.
Under the heading “Sub-Advisers” for the Target Date Funds, on page 212, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of June 30, 2024, Parametric had total firm assets under management of approximately $532.1 billion. Parametric uses a team approach to manage an assigned portion of each Target Date Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, Jennifer Mihara, Managing Director, Centralized Portfolio Management, Zach Olsen, CFA, Portfolio Manager, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Messrs. Fong, Olsen, Reber and Seto and Ms. Mihara have each been with Parametric for five or more years.
Under the heading “Sub-Advisers” for the Target Risk Funds, on page 212, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of June 30, 2024, Parametric had total firm assets under management of approximately $532.1 billion. Parametric uses a team approach to manage an assigned portion of each Target Risk Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, Jennifer Mihara, Managing Director, Centralized Portfolio Management, Zach Olsen, CFA, Portfolio Manager, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Messrs. Fong, Olsen, Reber and Seto and Ms. Mihara have each been with Parametric for five or more years.
Under the heading “Sub-Advisers” for the SAF, on page 216, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of June 30, 2024, Parametric had total firm assets under management of approximately $532.1 billion. Parametric uses a team approach to manage any assigned portion of the Strategic Alternatives Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the DMSF, on page 217, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of June 30, 2024, Parametric had total firm assets under management of approximately $532.1 billion. Parametric uses a team approach to manage any assigned portion of the Defensive Market Strategies Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the MEF, beginning on page 218, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of June 30, 2024, Parametric had total firm assets under management of approximately $532.1 billion. Parametric uses a team approach to manage any assigned portion of the Impact Equity Fund. The team includes Xiaozhen Li, Ph.D., Director, Private Client Direct Group, James Reber, Managing Director, Portfolio Management, Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024), and Gordon Wotherspoon, Managing Director, Advisor Channel Portfolio Management. Dr. Li and Messrs. Reber, Seto and Wotherspoon have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the VEF, on page 220, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of June 30, 2024, Parametric had total firm assets under management of approximately $532.1 billion. Parametric uses a team approach to manage any assigned portion of the Value Equity Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the GEF, on page 221, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of June 30, 2024, Parametric had total firm assets under management of approximately $532.1 billion. Parametric uses a team approach to manage any assigned portion of the Growth Equity Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the SCEF, beginning on page 222, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of June 30, 2024, Parametric had total firm assets under management of approximately $532.1 billion. Parametric uses a team approach to manage any assigned portion of the Small Cap Equity Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment
v

Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the IEF, beginning on page 223, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of June 30, 2024, Parametric had total firm assets under management of approximately $532.1 billion. Parametric uses a team approach to manage any assigned portion of the International Equity Fund. The team includes Xiaozhen Li, Ph.D., Director, Private Client Direct Group, James Reber, Managing Director, Portfolio Management, Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024), and Gordon Wotherspoon, Managing Director Advisor Channel Portfolio Management. Dr. Li and Messrs. Reber, Seto and Wotherspoon have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the EMEF, beginning on page 224, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of June 30, 2024, Parametric had total firm assets under management of approximately $532.1 billion. Parametric uses a team approach to manage any assigned portion of the Emerging Markets Equity Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GUIDESTONE FUNDS
Supplement dated August 7, 2024
to
Statement of Additional Information (“SAI”) dated May 1, 2024
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CORRRECTION TO INFORMATION ABOUT EACH DIRECTOR'S QUALIFICATIONS, EXPERIENCE, ATTRIBUTES OR SKILLS
The section entitled Information About Each Director’s Qualifications, Experience, Attributes or Skills, on page 58, is deleted in its entirety and replaced with the following:
Information About Each Director’s Qualifications, Experience, Attributes or Skills. GuideStone Financial Resources primarily provides financial products and services to persons and organizations associated with the Southern Baptist Convention. In accordance with the Trust’s organizational documents, all Directors must be active members of a Baptist church in friendly cooperation with the Southern Baptist Convention as defined in the Southern Baptist Convention Constitution and interested Directors must also be members of the Board of Directors of GuideStone Financial Resources. The Trust compensates the Independent Directors and reimburses the Directors for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds. The Board believes that the significance of each Director’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Director may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Director, or particular factor, being indicative of Board effectiveness. However, the Board believes that Directors need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. Experience relevant to having this ability may be achieved through a Director’s educational background; business, professional training or practice (e.g., accounting, banking, brokerage, finance or ministry); public service or academic positions; experience from service as a board member (including the Board of the Trust); senior level positions in Southern Baptist Convention member organizations such as churches or hospitals; or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations, as well as other life experiences. In identifying and evaluating nominees for the Board, the Nominating Committee also considers how each nominee would affect the composition of the Board of Directors. In seeking out and evaluating nominees, each candidate’s background is considered in light of existing board membership. The ultimate goal is a board consisting of directors with a diversity of relevant individualized expertise. In addition to providing for Board synergy, this diversity of expertise allows Directors to provide insight and leadership within the Board’s committee structure.
II.  CHANGES TO OTHER ACCOUNTS MANAGED
Effective July 1, 2024, Xiaozhen Li, Ph.D., Director, Private Client Direct Group, Jennifer Mihara, Managing Director, Centralized Portfolio Management, and Gordon Wotherspoon, Managing Director, Advisor Channel Portfolio Management, of Parametric Portfolio Associates LLC (“Parametric”) began serving as portfolio managers to the completion portfolio program of certain Funds, as applicable.
Effective on or about December 31, 2024, Thomas Seto, Head of Investment Management of Parametric, will no longer serve as a portfolio manager to the completion portfolio program of certain Funds, as applicable. Upon retirement, all references to Mr. Seto will be deleted in their entirety.
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The Other Accounts Managed table, beginning on page 84, is amended as follows to update portfolio manager changes for Parametric. The information is current as of December 31, 2023, unless indicated otherwise.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Parametric Portfolio Associates LLC
Richard Fong, CFA	5	$188,747	37	$4,935	354	$75,027	N/A	N/A	N/A	N/A	3	$754
Xiaozhen Li, Ph.D.*	6	$3,309	N/A	N/A	100,568	$268,707	N/A	N/A	N/A	N/A	N/A	N/A
Jennifer Mihara*	N/A	N/A	N/A	N/A	100,623	$271,854	N/A	N/A	N/A	N/A	N/A	N/A
Zach Olsen, CFA	5	$188,747	30	$1,245	87	$19,247	N/A	N/A	N/A	N/A	N/A	N/A
James Reber	26	$16,754	N/A	N/A	87,817	$224,921	N/A	N/A	N/A	N/A	N/A	N/A
Thomas Seto(1)	51	$35,686	7	$910	87,868	$227,475	N/A	N/A	N/A	N/A	N/A	N/A
Gordon Wotherspoon*	N/A	N/A	N/A	N/A	100,623	$271,854	N/A	N/A	N/A	N/A	N/A	N/A
*
As of June 30, 2024.
(1)
Effective on or about December 31, 2024, Thomas Seto will retire and will no longer serve as a portfolio manager to the Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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